Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Schedules of revenue, property and equipment and right-of-use assets by geographical locations
The following table presents details on revenues derived and details on property and equipment domiciled in the following geographical locations as at December 31, 2020 and December 31, 2019 and for the fiscal years ended December 31, 2020 and 2019.
Revenue for the fiscal years ended December 31, 2020 and 2019 is as follows:

	2020	2019
	$	$
North America	44,607	28,800
EMEA	18,310	12,643
	62,917	41,443

Property and equipment as at December 31, 2020 and December 31, 2019:

	2020	2019
	$	$
North America	645	468
EMEA	1,645	1,009
	2,290	1,477

ROU asset as at December 31, 2020 and December 31, 2019:

	2020	2019
	$	$
North America	956	1,319
EMEA	1,842	1,101
	2,798	2,420